PROJECT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PROJECT ASSETS
Schedule of Project Assets

	At December 31,
	2021	2022
Project assets - Module cost	$1,077,213	$—
Project assets - Development and construction cost	14,631,425	51,613,275
Project assets - Others	429,199	945,779
Total project assets	$16,137,837	$52,559,054

Current portion	9,587,254	25,969,148
Non-current portion	6,550,583	26,589,906